Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended		8 Months Ended	12 Months Ended		16 Months Ended		20 Months Ended	24 Months Ended	28 Months Ended		32 Months Ended	36 Months Ended	40 Months Ended		44 Months Ended	48 Months Ended	52 Months Ended		56 Months Ended	60 Months Ended	64 Months Ended		68 Months Ended	72 Months Ended	76 Months Ended		80 Months Ended	84 Months Ended	88 Months Ended		92 Months Ended	96 Months Ended	100 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
	Jun. 20, 2018	Feb. 28, 2018	Jun. 30, 2016	Oct. 31, 2015	Oct. 31, 2018	Oct. 31, 2016	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2019	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2020	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2021	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000015105 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I Shares at NAV
Accumulated Value				$ 10,000					$ 10,369				$ 13,511				$ 14,287				$ 15,877				$ 16,833				$ 23,921				$ 20,253				$ 22,359		$ 31,249		$ 36,914
C000015101 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Shares at maximum sales charge (Offering Price)
Accumulated Value				9,423					9,744				12,666				13,359				14,810				15,663				22,206				18,750				20,649		28,790		33,927
C000015111 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Shares at maximum sales charge (Offering Price)
Accumulated Value				9,424					9,068				11,416				11,685				13,253				16,976				23,591				15,084				15,115		19,579		21,986
C000123979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6 Shares at NAV
Accumulated Value				10,000					9,659				12,209				12,545				14,283				18,359				25,602				16,422				16,502		21,458		24,170
C000015115 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I Shares at NAV
Accumulated Value				10,000					9,646				12,172				12,491				14,206				18,238				25,408				16,283				16,354		21,247		23,913
C000015130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I Shares at NAV
Accumulated Value				10,000					10,338				12,896				12,844				14,190				12,767				19,961				18,748				18,671		23,587		25,425
C000202060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6 Shares at NAV
Accumulated Value	$ 10,000				$ 9,123					$ 10,093				$ 9,093				$ 14,239				$ 13,390				$ 13,356				$ 16,892				$ 18,234
C000015126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Shares at maximum sales charge (Offering Price)
Accumulated Value				9,425					9,718				12,092				12,014				13,238				11,880				18,530				17,364				17,251		21,732		23,370
C000015158 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Shares at maximum sales charge (Offering Price)
Accumulated Value				9,423					9,603				12,010				12,958				13,667				17,842				25,582				18,412				17,420		23,683		27,503
C000171404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6 Shares at NAV
Accumulated Value			$ 10,000			$ 10,615					$ 13,328				$ 14,426				$ 15,311				$ 20,079				$ 28,909				$ 20,891				$ 19,851			$ 27,078		$ 31,583
C000015162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I Shares at NAV
Accumulated Value				10,000					10,210				12,804				13,846				14,647				19,160				27,540				19,868				18,850		25,692		29,908
C000015172 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I Shares at NAV
Accumulated Value				10,000					10,433				12,731				13,212				14,154				14,438				22,296				18,364				17,653		23,584		25,897
C000199174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6 Shares at NAV
Accumulated Value		$ 10,000					$ 10,042					$ 10,767				$ 10,999				$ 17,003				$ 14,016				$ 13,493				$ 18,042				$ 19,839
C000015168 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Shares at maximum sales charge (Offering Price)
Accumulated Value				9,426					9,808				11,942				12,358				13,218				13,442				20,709				17,014				16,307		21,729		23,802
C000015173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Shares at maximum sales charge (Offering Price)
Accumulated Value				9,424					10,069				12,392				11,385				11,435				8,997				14,797				13,910				12,651		16,400		16,942
C000171405 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6 Shares at NAV
Accumulated Value			10,000			10,300					12,710				11,727				11,833				9,347				15,436				14,572				13,309			17,321		17,967
C000015177 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I Shares at NAV
Accumulated Value				10,000					10,709				13,215				12,173				12,257				9,666				15,939				15,021				13,694		17,799		18,427
C000015212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class I Shares at NAV
Accumulated Value				10,000					10,556				12,800				13,314				14,664				12,764				18,073				17,576				17,372		22,443		24,496
C000123980 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class R6 Shares at NAV
Accumulated Value				10,000					10,563				12,823				13,356				14,730				12,845				18,202				17,719				17,537		22,671		24,765
C000015208 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Shares at maximum sales charge (Offering Price)
Accumulated Value				9,427					9,930				12,010				12,456				13,678				11,883				16,785				16,281				16,055		20,688		22,524
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Accumulated Value				10,000					10,451				12,921				13,870				15,857				17,397				24,862				21,230				23,383		32,272		39,196
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000® Index
Accumulated Value	10,000	10,000	10,000	10,000	9,727	10,214	10,103		10,424	11,039	12,663	11,465	12,924	12,159	13,498	12,629	13,776	17,497	15,319	18,173	15,635	14,607	16,874	15,171	17,221	15,831	24,281	16,442	24,782	21,824	20,271	22,667	20,688	26,366	21,969	27,384	22,422	30,286	30,910	36,589	37,343
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Index
Accumulated Value				10,000					10,426				12,893				13,793				15,745				17,456				25,051				20,948				22,935		31,665		38,358
Lipper Large Cap Core Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Large‑Cap Core Funds Classification Average
Small Mid Cap Growth Opportunities Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Small/Mid Cap Growth Opportunities Linked Benchmark
Accumulated Value				10,000					10,040				12,675				13,454				16,001				19,382				27,024				19,204				19,847		27,522		34,141
Lipper Mid Cap Growth Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Mid‑Cap Growth Funds Classification Average
Lipper Mid Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Mid‑Cap Value Funds Classification Average
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap® Value Index
Accumulated Value	$ 10,000			10,000	$ 9,466				10,784	$ 10,420			12,630	$ 9,697			12,650	$ 14,410			13,925	$ 12,944			12,959	$ 12,483			19,257	$ 16,731			17,298	$ 18,046			16,681		22,359		24,116
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Growth Index
Accumulated Value			10,000	10,000		10,243			9,951		13,418		13,036		13,973		13,574		14,867		14,443		16,855		16,374		23,336		22,670		17,263		16,771		15,947		15,492	21,766	21,145	25,859	25,121
Lipper Small Cap Growth Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Small‑Cap Growth Funds Classification Average
Lipper Small Cap Core Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Small-Cap Core Funds Classification Average
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Index
Accumulated Value		$ 10,000		10,000			$ 10,077		10,411			$ 10,571	13,311			$ 10,557	13,557			$ 15,920	14,222			$ 12,968	14,203			$ 11,858	21,418			$ 15,898	17,447			$ 18,189	15,953		21,388		24,471
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000® Value Index
Accumulated Value			$ 10,000	10,000		$ 10,529			10,881		$ 13,141		13,581		$ 13,063		13,500		$ 13,484		13,935		$ 11,607		11,995		$ 19,070		19,708		$ 17,024		17,594		$ 15,334		15,847	$ 20,205	20,881	$ 22,200	22,943
Lipper Small Cap Value Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Small-Cap Value Funds Classification Average
Lipper Equity Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Equity Income Funds Classification Average
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000® Value Index
Accumulated Value				$ 10,000					$ 10,637				$ 12,528				$ 12,909				$ 14,356				$ 13,270				$ 19,077				$ 17,742				$ 17,766		$ 23,269		$ 25,863